PIMCO CommodityRealReturn® Strategy Portfolio

SUMMARY PROSPECTUS

April 30, 2019

Share Class: Administrative	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks maximum real return, consistent with prudent investment management.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Administrative Class
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses(1)	1.03%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	2.07%
Fee Waiver and/or Expense Reimbursement(2)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.92%

1 "Other Expenses" include interest expense of 1.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.89% for Administrative Class shares.

2 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$195	$634	$1,100	$2,388

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and

PVIT | SUMMARY PROSPECTUS

PIMCO CommodityRealReturn® Strategy Portfolio

commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the CRRS Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the CRRS Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the CRRS Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio's or the CRRS Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio's portfolio may deviate from the returns of any particular commodity index. The Portfolio or the CRRS Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio's net assets.

Assets not invested in commodity-linked derivative instruments or the CRRS Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Portfolio may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred securities. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing

2	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Model Risk: the risk that a Portfolio's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which  may result in a decline in the value of an investment in the Portfolio

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio's taxable income or gains and distributions

April 30, 2019 | SUMMARY PROSPECTUS	3

PIMCO CommodityRealReturn® Strategy Portfolio

Subsidiary Risk: the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary's investments. The CRRS Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Administrative Class shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

  Calendar Year Total Returns — Administrative Class*

*For the periods shown in the bar chart, the highest quarterly return was 15.60% in the Q2 2009, and the lowest quarterly return was -16.16% in the Q3 2015.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	5 Years	10 Years
Administrative Class Return	-14.13%	-9.35%	-1.09%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	-11.25%	-8.80%	-3.78%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

4	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

PVIT1850S_043019

PIMCO CommodityRealReturn® Strategy Portfolio

SUMMARY PROSPECTUS

April 30, 2019

Share Class: Advisor	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks maximum real return, consistent with prudent investment management.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisor Class
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	1.03%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	2.17%
Fee Waiver and/or Expense Reimbursement(2)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%

1 "Other Expenses" include interest expense of 1.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.99% for Advisor Class shares.

2 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$205	$665	$1,151	$2,491

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are

PVIT | SUMMARY PROSPECTUS

PIMCO CommodityRealReturn® Strategy Portfolio

developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the CRRS Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the CRRS Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the CRRS Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio's or the CRRS Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio's portfolio may deviate from the returns of any particular commodity index. The Portfolio or the CRRS Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio's net assets.

Assets not invested in commodity-linked derivative instruments or the CRRS Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Portfolio may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred securities. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing

2	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Model Risk: the risk that a Portfolio's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which  may result in a decline in the value of an investment in the Portfolio

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio's taxable income or gains and distributions

April 30, 2019 | SUMMARY PROSPECTUS	3

PIMCO CommodityRealReturn® Strategy Portfolio

Subsidiary Risk: the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary's investments. The CRRS Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Advisor Class shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

  Calendar Year Total Returns — Advisor Class*

*For the periods shown in the bar chart, the highest quarterly return was 15.49% in the Q2 2009, and the lowest quarterly return was -16.09% in the Q3 2015.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	5 Years	10 Years
Advisor Class Return	-14.20%	-9.46%	-1.19%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	-11.25%	-8.80%	-3.78%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

4	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

PVIT1838S_043019

PIMCO CommodityRealReturn® Strategy Portfolio

SUMMARY PROSPECTUS

April 30, 2019

Share Class: Institutional	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks maximum real return, consistent with prudent investment management.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Institutional Class
Management Fees	0.74%
Other Expenses(1)	1.03%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.92%
Fee Waiver and/or Expense Reimbursement(2)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%

1 "Other Expenses" include interest expense of 1.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74% for Institutional Class shares.

2 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$180	$589	$1,023	$2,231

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are

PVIT | SUMMARY PROSPECTUS

PIMCO CommodityRealReturn® Strategy Portfolio

developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the CRRS Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the CRRS Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the CRRS Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio's or the CRRS Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio's portfolio may deviate from the returns of any particular commodity index. The Portfolio or the CRRS Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio's net assets.

Assets not invested in commodity-linked derivative instruments or the CRRS Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Portfolio may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred securities. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing

2	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Model Risk: the risk that a Portfolio's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which  may result in a decline in the value of an investment in the Portfolio

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio's taxable income or gains and distributions

April 30, 2019 | SUMMARY PROSPECTUS	3

PIMCO CommodityRealReturn® Strategy Portfolio

Subsidiary Risk: the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary's investments. The CRRS Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Institutional Class shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

  Calendar Year Total Returns — Institutional Class*

*For the periods shown in the bar chart, the highest quarterly return was 13.78% in the Q2 2016, and the lowest quarterly return was -16.12% in the Q3 2015.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	5 Years	Since Inception (04/30/2012)
Institutional Class Return	-14.05%	-9.23%	-8.93%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	-11.25%	-8.80%	-8.27%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account

4	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

PVIT2050S_043019

PIMCO CommodityRealReturn® Strategy Portfolio

SUMMARY PROSPECTUS

April 30, 2019

Share Class: M Class	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks maximum real return, consistent with prudent investment management.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class M
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	1.03%
Acquired Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses	2.37%
Fee Waiver and/or Expense Reimbursement(2)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%

1 "Other Expenses" include interest expense of 1.03%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.19% for Class M shares.

2 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class M shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Class M	$225	$725	$1,252	$2,695

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are

PVIT | SUMMARY PROSPECTUS

PIMCO CommodityRealReturn® Strategy Portfolio

developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the CRRS Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the CRRS Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the CRRS Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio's or the CRRS Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio's portfolio may deviate from the returns of any particular commodity index. The Portfolio or the CRRS Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio's net assets.

Assets not invested in commodity-linked derivative instruments or the CRRS Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Portfolio may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred securities. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing

2	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Model Risk: the risk that a Portfolio's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which  may result in a decline in the value of an investment in the Portfolio

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio's taxable income or gains and distributions

April 30, 2019 | SUMMARY PROSPECTUS	3

PIMCO CommodityRealReturn® Strategy Portfolio

Subsidiary Risk: the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary's investments. The CRRS Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Class M shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

  Calendar Year Total Returns — Class M*

*For the periods shown in the bar chart, the highest quarterly return was 13.70% in the Q2 2016, and the lowest quarterly return was -16.20% in the Q3 2015.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	Since Inception (11/10/2014)
Class M Return	-14.33%	-10.01%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	-11.25%	-8.87%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account

4	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

PVIT2105S_043019